Critical Accounting Judgements, Estimates and Key Sources of Assumption Uncertainty	6 Months Ended
Jun. 30, 2024
Disclosure of changes in accounting estimates [abstract]
Critical Accounting Judgements, Estimates and Key Sources of Assumption Uncertainty	Critical Accounting Judgements, Estimates and Key Sources of Assumption Uncertainty
There have been no significant changes with regards to critical accounting judgements, estimates and key sources of assumption uncertainty as of June 30, 2024. Please refer to Note 5 in the consolidated financial statements for the year ended December 31, 2023.